SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Advertising expense	¥ 36,619	¥ 47,321	¥ 108,289	¥ 126,528